Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		70 Months Ended	79 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash Flows from Operating Activities:
Net Loss	$ (4,885,196)	$ (844,339)	$ (1,081,699)	$ (898,473)	$ (2,175,151)	$ (7,060,347)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Common stock issued for services	1,531,500	210,000	210,000	90,800	306,800	1,838,300
Common stock issuable for services		88,000	88,000	74,000	162,000	162,000
Common stock issued for mining rights				2,500	2,500	2,500
Stock compensation cost		15,940	47,822	13,283	61,105	61,105
Amortization of debt discount	460,000			19,723	19,723	479,723
Depreciation expense	1,575					1,575
Liquidated damages	121,500					121,500
Loss on future sales	1,551,500					1,551,500
Impairment of mining equipments			106,000	2,500	108,500	108,500
In-kind contribution of interest	1,652		393		393	2,045
In-kind contribution of services			57,000		57,000	57,000
Changes in operating assets and liabilities:
Increase in prepaid expense	(219,500)					(219,500)
Increase in accounts payable and accrued expenses	444,038	261,833	267,670	104,791	411,572	855,610
Net Cash Used in Operating Activities	(992,931)	(268,566)	(304,814)	(590,876)	(1,045,558)	(2,038,489)
Cash Flows from Investing Activities:
Purchase of Plant and equipment	(21,000)					(21,000)
Net Cash Used in Investing Activities	(21,000)					(21,000)
Cash Flows from Financing Activities:
Proceeds of borrowings from convertible debts-non-related parties	1,650,000					1,600,000
Proceeds of borrowings from non-related party		30,000	30,000	75,000	215,871	215,871
Proceeds of borrowings from related parties	400	15,150	50,170		50,170	50,570
Proceeds from sale of common stock and warrants, net		224,000	224,000	585,000	854,764	854,764
Repayment of borrowings to a related party	(46,783)			(75,000)	(75,000)	(121,783)
Net Cash Provided by Financing Activities	1,603,617	269,150	304,170	585,000	1,045,805	2,599,422
Increase in Cash	595,686	584	(644)	(5,876)	247	993,188
Cash - Beginning of Period	247	891	891	6,767
Cash - End of Period	595,933	1,475	247	891	247	595,933
Supplemental Disclosures of Cash Flow Information:
Interest paid
Income taxes paid
Supplemental Schedule of Non-Cash Investing and Financing activities:
Deferred offering costs charged to additional paid-in capital					25,000	25,000
Deferred offering costs recorded in accounts payable					7,500	7,500
Common stock issued for mining lease				2,500	5,000	5,000
Debt forgiveness				97,785	97,785	97,785
Consulting fees forgiveness				12,000	12,000	12,000
Common stock issued for mining equipments		106,000	106,000		106,000	106,000
Common stock issued for shares issuable			74,000		74,000	74,000
Common stock issued for repayment of accrued consulting fees to a related party	300,000					300,000
Discount on convertible debt	345,000					367,223
Note payable proceeds allocated to settlement liablity	1,350,000					1,300,000
Common stock retired as contributed capital	$ 300,000					$ 3,000